Credit Risk - Disclosure of ECL Reconciliation by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Less: Recoveries net of collection costs	£ 14	£ 23	£ (10)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(870)
Ending balance	(813)	(870)
Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(173)
Ending balance	(138)	(173)
Corporate & Commercial Banking | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(342)
Ending balance	(323)	(342)
Stage 1 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(153)
Ending balance	(157)	(153)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(7,151)	(12,030)
Transfers from Stage 2 to Stage 1	6,297	9,543
Transfers to Stage 3	(242)	(437)
Transfers from Stage 3	2	36
Transfers of financial instruments	(1,094)	(2,888)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(2,287)
New lending and assets purchased	54,492	33,906
Redemptions, repayments and assets sold	(31,365)	(37,638)
Changes in risk parameters and other movements	(9,311)	1,187
Assets written off	0	0
Net movement in the period	12,722	(7,720)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	266,290	274,010
Ending balance	279,012	266,290	274,010
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(5,713)	(9,992)
Transfers from Stage 2 to Stage 1	4,929	8,047
Transfers to Stage 3	(126)	(233)
Transfers from Stage 3	0	3
Transfers of financial instruments	(910)	(2,175)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(1,859)
New lending and assets purchased	34,602	21,769
Redemptions, repayments and assets sold	(21,236)	(22,293)
Changes in risk parameters and other movements	(6,137)	376
Assets written off	0	0
Net movement in the period	6,319	(4,182)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Mortgages | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	159,070	163,252
Ending balance	165,389	159,070	163,252
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(681)	(1,101)
Transfers from Stage 2 to Stage 1	797	781
Transfers to Stage 3	(32)	(84)
Transfers from Stage 3	0	24
Transfers of financial instruments	84	(380)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(222)
New lending and assets purchased	11,687	8,485
Redemptions, repayments and assets sold	(6,105)	(5,203)
Changes in risk parameters and other movements	(3,756)	(2,224)
Assets written off	0	0
Net movement in the period	1,910	456
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	23,023	22,567
Ending balance	24,933	23,023	22,567
Stage 2 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(359)
Ending balance	(302)	(359)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	7,151	12,030
Transfers from Stage 2 to Stage 1	(6,297)	(9,543)
Transfers to Stage 3	(858)	(848)
Transfers from Stage 3	292	417
Transfers of financial instruments	288	2,056
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	2,361
New lending and assets purchased	1,086	1,170
Redemptions, repayments and assets sold	(4,298)	(4,672)
Changes in risk parameters and other movements	198	(3,372)
Assets written off	0	0
Net movement in the period	(2,726)	(2,457)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	21,422	23,879
Ending balance	18,696	21,422	23,879
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	5,713	9,992
Transfers from Stage 2 to Stage 1	(4,929)	(8,047)
Transfers to Stage 3	(470)	(527)
Transfers from Stage 3	237	269
Transfers of financial instruments	551	1,687
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	1,869
New lending and assets purchased	586	315
Redemptions, repayments and assets sold	(3,156)	(3,171)
Changes in risk parameters and other movements	49	(1,805)
Assets written off	0	0
Net movement in the period	(1,970)	(1,105)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Mortgages | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	17,175	18,280
Ending balance	15,205	17,175	18,280
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	681	1,101
Transfers from Stage 2 to Stage 1	(797)	(781)
Transfers to Stage 3	(291)	(230)
Transfers from Stage 3	22	121
Transfers of financial instruments	(385)	211
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	286
New lending and assets purchased	207	552
Redemptions, repayments and assets sold	(732)	(1,149)
Changes in risk parameters and other movements	121	(1,297)
Assets written off	0	0
Net movement in the period	(789)	(1,397)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,568	3,965
Ending balance	1,779	2,568	3,965
Stage 3 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(358)
Ending balance	(354)	(358)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,100	1,285
Transfers from Stage 3	(294)	(453)
Transfers of financial instruments	806	832
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(74)
New lending and assets purchased	44	164
Redemptions, repayments and assets sold	(1,045)	(1,243)
Changes in risk parameters and other movements	371	355
Assets written off	(591)	(342)
Net movement in the period	(415)	(308)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,772	3,080
Ending balance	2,357	2,772	3,080
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	596	760
Transfers from Stage 3	(237)	(272)
Transfers of financial instruments	359	488
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(10)
New lending and assets purchased	23	33
Redemptions, repayments and assets sold	(654)	(763)
Changes in risk parameters and other movements	21	45
Assets written off	(66)	(33)
Net movement in the period	(317)	(240)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Mortgages | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,796	2,036
Ending balance	1,479	1,796	2,036
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	323	314
Transfers from Stage 3	(22)	(145)
Transfers of financial instruments	301	169
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(64)
New lending and assets purchased	6	118
Redemptions, repayments and assets sold	(237)	(254)
Changes in risk parameters and other movements	77	82
Assets written off	(214)	(80)
Net movement in the period	(67)	(29)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	716	745
Ending balance	649	716	745
Exposures - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
New lending and assets purchased	55,622	35,240
Redemptions, repayments and assets sold	(36,708)	(43,553)
Changes in risk parameters and other movements	(8,742)	(1,830)
Assets written off	(591)	(342)
Net movement in the period	9,581	(10,485)
Exposures - On balance sheet | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	290,484	300,969
Ending balance	300,065	290,484	300,969
Exposures - On balance sheet | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
New lending and assets purchased	35,211	22,117
Redemptions, repayments and assets sold	(25,046)	(26,227)
Changes in risk parameters and other movements	(6,067)	(1,384)
Assets written off	(66)	(33)
Net movement in the period	4,032	(5,527)
Exposures - On balance sheet | Mortgages | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	178,041	183,568
Ending balance	182,073	178,041	183,568
Exposures - On balance sheet | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
New lending and assets purchased	11,900	9,155
Redemptions, repayments and assets sold	(7,074)	(6,606)
Changes in risk parameters and other movements	(3,558)	(3,439)
Assets written off	(214)	(80)
Net movement in the period	1,054	(970)
Exposures - On balance sheet | Corporate & Commercial Banking | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	26,307	27,277
Ending balance	27,361	26,307	27,277
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(10)	(11)
Transfers from Stage 2 to Stage 1	78	118
Transfers to Stage 3	(1)	(2)
Transfers from Stage 3	0	2
Transfers of financial instruments	67	107
Net ECL remeasurement on stage transfer	(69)	(107)
Change in economic scenarios	(10)	(20)
Change to ECL models	0	(5)
New lending and assets purchased	41	43
Redemptions, repayments and assets sold	(29)	(44)
Changes in risk parameters and other movements	4	9
Assets written off	0	0
Net movement in the period	4	(17)
ECL charge/(release) to the Income Statement	4	(17)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(153)	(170)
Ending balance	(157)	(153)	(170)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	(1)
Transfers from Stage 2 to Stage 1	14	20
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	14	19
Net ECL remeasurement on stage transfer	(14)	(20)
Change in economic scenarios	(6)	(15)
Change to ECL models	0	(3)
New lending and assets purchased	6	4
Redemptions, repayments and assets sold	0	(1)
Changes in risk parameters and other movements	1	2
Assets written off	0	0
Net movement in the period	1	(14)
ECL charge/(release) to the Income Statement	1	(14)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10	24
Ending balance	11	10	24
Total ECL charge/(release) to the Income Statement	1	(14)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(3)	(3)
Transfers from Stage 2 to Stage 1	14	13
Transfers to Stage 3	0	(1)
Transfers from Stage 3	0	1
Transfers of financial instruments	11	10
Net ECL remeasurement on stage transfer	(9)	(9)
Change in economic scenarios	(2)	(3)
Change to ECL models	0	(2)
New lending and assets purchased	14	20
Redemptions, repayments and assets sold	(10)	(24)
Changes in risk parameters and other movements	1	5
Assets written off	0	0
Net movement in the period	5	(3)
ECL charge/(release) to the Income Statement	5	(3)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	73	76
Ending balance	78	73	76
Total ECL charge/(release) to the Income Statement	5	(3)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	10	11
Transfers from Stage 2 to Stage 1	(78)	(118)
Transfers to Stage 3	(31)	(34)
Transfers from Stage 3	17	34
Transfers of financial instruments	(82)	(107)
Net ECL remeasurement on stage transfer	83	96
Change in economic scenarios	7	(44)
Change to ECL models	0	37
New lending and assets purchased	38	58
Redemptions, repayments and assets sold	(79)	(69)
Changes in risk parameters and other movements	(24)	(74)
Assets written off	0	0
Net movement in the period	(57)	(103)
ECL charge/(release) to the Income Statement	(57)	(103)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(359)	(462)
Ending balance	(302)	(359)	(462)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	1
Transfers from Stage 2 to Stage 1	(14)	(20)
Transfers to Stage 3	(5)	(8)
Transfers from Stage 3	6	9
Transfers of financial instruments	(13)	(18)
Net ECL remeasurement on stage transfer	14	32
Change in economic scenarios	0	(29)
Change to ECL models	0	21
New lending and assets purchased	5	3
Redemptions, repayments and assets sold	(20)	(14)
Changes in risk parameters and other movements	0	(22)
Assets written off	0	0
Net movement in the period	(14)	(27)
ECL charge/(release) to the Income Statement	(14)	(27)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	84	111
Ending balance	70	84	111
Total ECL charge/(release) to the Income Statement	(14)	(27)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	3	3
Transfers from Stage 2 to Stage 1	(14)	(13)
Transfers to Stage 3	(12)	(12)
Transfers from Stage 3	2	18
Transfers of financial instruments	(21)	(4)
Net ECL remeasurement on stage transfer	12	(4)
Change in economic scenarios	2	(7)
Change to ECL models	0	(11)
New lending and assets purchased	2	21
Redemptions, repayments and assets sold	(29)	(29)
Changes in risk parameters and other movements	(7)	(13)
Assets written off	0	0
Net movement in the period	(41)	(47)
ECL charge/(release) to the Income Statement	(41)	(47)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	85	132
Ending balance	44	85	132
Total ECL charge/(release) to the Income Statement	(41)	(47)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	32	36
Transfers from Stage 3	(17)	(36)
Transfers of financial instruments	15	0
Net ECL remeasurement on stage transfer	103	122
Change in economic scenarios	(5)	0
Change to ECL models	0	(26)
New lending and assets purchased	13	40
Redemptions, repayments and assets sold	(61)	(79)
Changes in risk parameters and other movements	179	169
Assets written off	(248)	(230)
Net movement in the period	(4)	(4)
ECL charge/(release) to the Income Statement	244	226
Less: Discount unwind	(21)	(24)
Less: Recoveries net of collection costs	23	(12)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(358)	(362)
Ending balance	(354)	(358)	(362)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	5	8
Transfers from Stage 3	(6)	(9)
Transfers of financial instruments	(1)	(1)
Net ECL remeasurement on stage transfer	9	15
Change in economic scenarios	(4)	1
Change to ECL models	0	(37)
New lending and assets purchased	1	1
Redemptions, repayments and assets sold	(21)	(27)
Changes in risk parameters and other movements	9	27
Assets written off	(15)	(9)
Net movement in the period	(22)	(30)
ECL charge/(release) to the Income Statement	(7)	(21)
Less: Discount unwind	(3)	(3)
Less: Recoveries net of collection costs	41	36
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	79	109
Ending balance	57	79	109
Total ECL charge/(release) to the Income Statement	31	12
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	12	13
Transfers from Stage 3	(2)	(19)
Transfers of financial instruments	10	(6)
Net ECL remeasurement on stage transfer	44	54
Change in economic scenarios	(1)	(1)
Change to ECL models	0	12
New lending and assets purchased	3	29
Redemptions, repayments and assets sold	(24)	(42)
Changes in risk parameters and other movements	38	15
Assets written off	(53)	(49)
Net movement in the period	17	12
ECL charge/(release) to the Income Statement	70	61
Less: Discount unwind	(11)	(12)
Less: Recoveries net of collection costs	5	5
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	184	172
Ending balance	201	184	172
Total ECL charge/(release) to the Income Statement	64	54
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	117	111
Change in economic scenarios	(8)	(64)
Change to ECL models	0	6
New lending and assets purchased	92	141
Redemptions, repayments and assets sold	(169)	(192)
Changes in risk parameters and other movements	159	104
Assets written off	(248)	(230)
Net movement in the period	(57)	(124)
ECL charge/(release) to the Income Statement	191	106
Less: Discount unwind	(21)	(24)
Less: Recoveries net of collection costs	23	(12)
ECL | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(870)	(994)
Ending balance	(813)	(870)	(994)
ECL | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	9	27
Change in economic scenarios	(10)	(43)
Change to ECL models	0	(19)
New lending and assets purchased	12	8
Redemptions, repayments and assets sold	(41)	(42)
Changes in risk parameters and other movements	10	7
Assets written off	(15)	(9)
Net movement in the period	(35)	(71)
ECL charge/(release) to the Income Statement	(20)	(62)
Less: Discount unwind	(3)	(3)
Less: Recoveries net of collection costs	41	36
ECL | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	173	244
Ending balance	138	173	244
Total ECL charge/(release) to the Income Statement	18	(29)
ECL | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	47	41
Change in economic scenarios	(1)	(11)
Change to ECL models	0	(1)
New lending and assets purchased	19	70
Redemptions, repayments and assets sold	(63)	(95)
Changes in risk parameters and other movements	32	7
Assets written off	(53)	(49)
Net movement in the period	(19)	(38)
ECL charge/(release) to the Income Statement	34	11
Less: Discount unwind	(11)	(12)
Less: Recoveries net of collection costs	5	5
ECL | Corporate & Commercial Banking | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	342	380
Ending balance	323	342	£ 380
Total ECL charge/(release) to the Income Statement	£ 28	£ 4